AVAILABLE-FOR-SALE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
AVAILABLE-FOR-SALE SECURITIES
Proceeds from sale of available-for-sale securities				$ 30,732
Loss on sale of available-for-sale securities				(6,731)
Schedule of Available-for-sale Securities
Estimated fair value	83,098		83,098		44,719
Other than temporary impairment loss on available-for-sale securities	299	600	28,607	12,181
Available-for-sale securities in an unrealized gain position
Schedule of Available-for-sale Securities
Cost (net of impairments)	43,474		43,474		4,352
Unrealized gains (losses) in accumulated other comprehensive loss	14,734		14,734		1,902
Estimated fair value	58,208		58,208		6,254
Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Cost (net of impairments)	28,028		28,028		48,047
Unrealized gains (losses) in accumulated other comprehensive loss	(3,138)		(3,138)		(9,582)
Estimated fair value	24,890		24,890		38,465
Other than temporary impairment loss on available-for-sale securities	$ 300	$ 600	$ 28,600	$ 12,200
Maximum duration of impairment for investments in available-for-sale securities			3 months